BUSINESS ACQUISITION (Details Narrative) $ in Thousands										1 Months Ended		12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 22, 2021 CNY (¥) shares	Dec. 08, 2021 CNY (¥) shares	Nov. 30, 2021 CNY (¥)	Nov. 12, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 10, 2021 CNY (¥)	Mar. 22, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Impairment of intangible assets finite lived												$ 4,061	¥ 28,011,000	¥ 136,000
Goodwill, Impairment Loss												15,573	107,407,000	149,092,000
Business combination cash consideration total												16,876	116,396,000	203,164,000
Goodwill												$ 7,891		121,805,000		¥ 54,427,000
Trademarks [Member]
Business Acquisition [Line Items]
Business acquisition, amortization period of intangible assets acquired												10 years				10 years
EliteCRM [Member]
Business Acquisition [Line Items]
Business acquisition date of acquisition agreement									Mar. 10, 2021
Business combination cash consideration									¥ 180,000,000
Business acquisition effective date of acquisition								Mar. 22, 2021
Impairment of intangible assets finite lived													8,691,000
Goodwill, Impairment Loss													10,107,000	82,467,000
Revenue contributed since the date of acquisition														48,701,000
Loss contributed since the date of acquisition														8,968,000
Proforma revenue														759,057,000	782,127,000
Proforma loss														898,419,000	426,359,000
Business combination cash consideration total								¥ 180,000,000
Total identifiable assets acquired and liabilities assumed								32,999,000
Goodwill								147,001,000
EliteCRM [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 4,632,000
Business acquisition, amortization period of intangible assets acquired								8 years
EliteCRM [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 85,000
Business acquisition, amortization period of intangible assets acquired								2 years
EliteCRM [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 15,000,000
Business acquisition, amortization period of intangible assets acquired								10 years
EliteCRM [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 4,588,000
Business acquisition, amortization period of intangible assets acquired								6 years
Beijing Kunlunjiexin technology Co., LTD [Member]
Business Acquisition [Line Items]
Business acquisition date of acquisition agreement							Aug. 10, 2021
Business combination cash consideration							¥ 23,000,000
Business acquisition effective date of acquisition						Aug. 31, 2021
Impairment of intangible assets finite lived														136,000
Goodwill, Impairment Loss														19,222,000
Business acquisition percentage of voting interests acquired							58.1273%
Business combination cash consideration total						¥ 23,100,000								¥ 23,000,000
Business combination step acquisition equity interest in acquiree percentage														11.50%
Total identifiable assets acquired and liabilities assumed						6,671,000
Goodwill						19,222,000
Beijing Kunlunjiexin technology Co., LTD [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired						¥ 147,000
Business acquisition, amortization period of intangible assets acquired						5 years
Joytel Singapore PTE Ltd [Member]
Business Acquisition [Line Items]
Business acquisition date of acquisition agreement					Nov. 12, 2021
Business combination cash consideration					¥ 64,000
Business acquisition effective date of acquisition				Nov. 30, 2021
Business acquisition, fair values of intangible assets acquired				¥ 0							¥ 0
Business acquisition percentage of voting interests acquired					100.00%
Business combination cash consideration total											64,000
Total identifiable assets acquired and liabilities assumed				6,000							6,000
Goodwill				¥ 0							¥ 0
Difference between the consideration and total identifiable assets acquired and liabilities														58,000
Zhuge Inc [Member]
Business Acquisition [Line Items]
Business acquisition date of acquisition agreement			Dec. 08, 2021
Business combination cash consideration			¥ 93,500,000
Business acquisition effective date of acquisition		Dec. 22, 2021
Impairment of intangible assets finite lived													15,002,000
Goodwill, Impairment Loss													57,271,000	47,403,000
Business acquisition percentage of voting interests acquired			100.00%
Business combination cash consideration total		¥ 93,511,000
Total identifiable assets acquired and liabilities assumed		(10,863,000)
Goodwill		¥ 104,674,000												¥ 57,271,000
Ordinary shares issued in business acquisition | shares		30,463	30,463
Zhuge Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 2,840,000
Business acquisition, amortization period of intangible assets acquired		10 years
Zhuge Inc [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 720,000
Business acquisition, amortization period of intangible assets acquired		4 years
Zhuge Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 6,400,000
Business acquisition, amortization period of intangible assets acquired		7 years
Zhuge Inc [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 8,560,000
Business acquisition, amortization period of intangible assets acquired		4 years
Molun SCRM [Member]
Business Acquisition [Line Items]
Business acquisition date of acquisition agreement	Jan. 26, 2022
Impairment of intangible assets finite lived													4,318,000
Goodwill, Impairment Loss													40,029,000
Business combination cash consideration total	¥ 31,800,000									¥ 31,800,000			¥ 31,800,000
Total identifiable assets acquired and liabilities assumed										(8,229,000)
Goodwill										40,029,000
Molun SCRM [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired										¥ 1,000,000
Business acquisition, amortization period of intangible assets acquired										10 years
Molun SCRM [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired										¥ 3,730,000
Business acquisition, amortization period of intangible assets acquired										9 years
Molun SCRM [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired										¥ 100,000
Business acquisition, amortization period of intangible assets acquired										1 year